Insurance	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Insurance
32.	INSURANCE
The Group has an insurance policy that considers principally risk concentration and materiality, taking into consideration the nature of its activities and the opinion of its insurance advisors. As of December 31, 2019, insurance coverage is as follows:

		Amount insured
Item	Type of coverage	2019	2018
Industrial complex and administrative sites	Any damages to buildings, facilities, inventories, and machinery and equipment	2,322,801	2,269,660

Vehicles	Fire, theft and collision for 818 vehicles (936 in 2018)	212,027	204,329
Loss of profits	No loss of profits due to material damages to facilities buildings and production machinery and equipment	1,582,000	1,409,278
Transport	Damages to products in transit	32,309	31,193
Civil liability	Protection against error or complaints in the exercise of professional activity that affect third parties	532,510	514,430
Environmental liability	Protection against environmental accidents that may result in environmental lawsuits	30,000	30,000